Annual Total Returns[BarChart] - Invesco Dynamic Market ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.92%)	21.66%	40.72%	9.00%	(0.50%)	12.88%	19.56%	(5.86%)	13.45%	8.44%